United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Hermes Managed Pool Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/22

Date of Reporting Period: Six months ended 05/31/22

Item 1.	Reports to Stockholders
Semi-Annual Shareholder Report
May 31, 2022

Ticker FIBPX

Federated Hermes International Bond Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2022, the Fund’s issuer country and currency exposure composition1 were as follows:
Country	Country Exposure as a Percentage of Total Net Assets[2,3]	Currency Exposure as a Percentage of Total Net Assets[3,4]
Japan	11.7%	17.4%
Mexico	6.3%	1.4%
Italy	5.7%	—
Brazil	4.9%	—
Turkey	4.4%	—
United Kingdom	4.3%	6.0%
Colombia	3.9%	0.3%
France	3.3%	—
Spain	3.3%	—
Argentina	3.0%	0.1%
Bahrain	2.6%	—
Germany	2.4%	—
South Africa	2.4%	—
China	2.3%	—
Oman	2.1%	—
Canada	1.9%	2.6%
Dominican Republic	1.9%	—
Belgium	1.6%	—
Chile	1.5%	1.3%
Australia	1.4%	2.2%
India	1.4%	—
Indonesia	1.4%	—
Nigeria	1.3%	—
Peru	1.3%	—
Singapore	1.3%	—
United States	1.2%	36.5%
Egypt	1.1%	0.2%
Netherlands	1.1%	—
Ecuador	1.0%	—
Other[5]	8.0%	—
Euro	—	22.0%
SUB-TOTAL	90.0%	90.0%
Cash Equivalents[6]	9.4%	9.4%
Derivative Contracts[7]	(0.5)%	(0.5)%
Other Assets and Liabilities—Net[8]	1.1%	1.1%
TOTAL	100%	100%
1
The fixed-income securities of some issuers may not be denominated in the currency of the issuer’s designated country. Therefore, the two columns above “Country Exposure as a Percentage of Total Net Assets” and “Currency Exposure as a Percentage of Total Net Assets” may not be equal.
2
This column depicts the Fund’s exposure to various countries through its investment in foreign fixed-income securities, along with the Fund’s holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund’s Adviser may allocate the company to a country based on other factors such as the location of the company’s head office, the jurisdiction of the company’s incorporation, the location of the principal trading market for the company’s securities or the country from which a majority of the company’s revenue is derived.
3
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
4
This column depicts the Fund’s exposure to various currencies through its investment in foreign fixed-income securities, currency derivative contracts and foreign exchange contracts (which for purposes of this report includes any currency options sold by the Fund and currency forward contracts).
5
This line depicts the Fund’s exposure to various countries, each of which represents less than 1.0% of the Fund’s Total Net Assets.
Semi-Annual Shareholder Report

6
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund’s foreign cash position.
7
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investment in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
8
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2022 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—40.1%
	AUSTRALIAN DOLLAR—1.4%
	Sovereign—1.4%
120,000	Australia, Government of, Series 128, 5.750%, 7/15/2022	$86,634
100,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	72,118
125,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	88,007
130,000	Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	77,264
	TOTAL	324,023
	BRITISH POUND—4.3%
	Sovereign—4.3%
200,000	United Kingdom, Government of, 3.250%, 1/22/2044	285,502
110,000	United Kingdom, Government of, 4.250%, 12/7/2027	156,705
100,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	154,240
260,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	270,319
90,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	135,251
	TOTAL	1,002,017
	CANADIAN DOLLAR—1.9%
	Sovereign—1.9%
475,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	444,702
	EURO—19.5%
	Consumer Products—0.8%
190,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	195,839
	Finance—1.3%
327,000	Temasek Financial I Ltd., Sr. Unsecd. Note, Series GMTN, 0.500%, 11/20/2031	297,420
	Sovereign—17.4%
110,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	120,658
230,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	246,976
295,000	France, Government of, 0.500%, 5/25/2025	314,140
40,000	France, Government of, 2.750%, 10/25/2027	46,618
100,000	France, Government of, Bond, 4.500%, 4/25/2041	148,129
120,000	France, Government of, O.A.T., 5.500%, 4/25/2029	164,696
100,000	France, Government of, Unsecd. Note, 2.000%, 5/25/2048	104,761
200,000	Germany, Government of, 2.500%, 7/4/2044	263,329
160,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	240,658
55,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	59,685
400,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	429,152
270,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	256,160
205,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	248,766
240,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	253,743
140,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	147,698
140,000	Netherlands, Government of, Unsecd. Note, 0.250%, 7/15/2025	147,969
100,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	118,483
200,000	Spain, Government of, 4.200%, 1/31/2037	260,436
150,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	161,164
185,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	198,855
25,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	28,048
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	EURO—continued
	Sovereign—continued
90,000	Spain, Government of, Unsecd. Note, 1.600%, 4/30/2025	$98,059
	TOTAL	4,058,183
	JAPANESE YEN—11.7%
	Sovereign—11.7%
126,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	1,108,479
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	775,929
93,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	848,728
	TOTAL	2,733,136
	MEXICAN PESO—1.3%
	Sovereign—1.3%
7,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	320,185
	TOTAL BONDS (IDENTIFIED COST $11,437,149)	9,375,505
	REPURCHASE AGREEMENTS—9.1%
2,135,000	Interest in $1,525,000,000 joint repurchase agreement, 0.80% dated 5/31/2022 under which BofA Securities will repurchase the securities provided as collateral for $1,525,033,889 on 6/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency with various maturities to 11/25/2059 and the market value of those underlying securities was $1,570,784,907.	2,135,000
	INVESTMENT COMPANY—50.7%
1,387,371	Emerging Markets Core Fund (IDENTIFIED COST $14,466,611)	11,834,276
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $28,038,760)[1]	23,344,781
	OTHER ASSETS AND LIABILITIES - NET—0.1%[2]	23,517
	TOTAL NET ASSETS—100%	$23,368,298
At May 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number Of Contracts	Notional Value	Expiration Date	Value And Unrealized (Depreciation)
Long Futures:
[3]Euro-Oat Futures	3	$464,063	June 2022	$(46,939)
[3]Long Gilt Futures	2	$292,267	September 2022	$(4,463)
Short Futures:
[3]United States Treasury Notes 5 Year	4	$451,812	September 2022	$(1,383)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(52,785)
Semi-Annual Shareholder Report

At May 31, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/9/2022	Bank of America	$29,500	37,720 CAD	$(320)
6/9/2022	Citibank	$29,500	37,676 CAD	$(285)
7/12/2022	Credit Agricole	92,326 GBP	$120,261	$(3,889)
8/9/2022	Bank of America	600,000 AUD	$426,728	$4,284
8/9/2022	Bank of America	145,000,000 CLP	$164,730	$8,878
8/9/2022	Bank of America	230,000,000 COP	$56,506	$3,888
8/9/2022	Bank of America	200,000 EUR	$214,585	$958
8/9/2022	Bank of America	590,000 EUR	$622,233	$13,619
8/9/2022	Bank of America	1,000,000 GBP	$1,246,168	$14,607
8/9/2022	Bank of America	$300,000	385,238 CAD	$(4,464)
8/9/2022	Bank of America	$600,000	76,017,696 JPY	$7,592
8/9/2022	Bank of America	$1,000,000	129,693,340 JPY	$(10,704)
8/9/2022	BNP Paribas	500,000 AUD	$343,585	$15,592
8/9/2022	BNP Paribas	$400,000	8,253,696 MXN	$(13,589)
8/9/2022	BNP Paribas	$450,000	9,333,084 MXN	$(17,677)
8/9/2022	BNY Mellon	600,000 GBP	$761,439	$(4,974)
8/9/2022	Credit Agricole	600,000 AUD	$415,674	$15,338
8/9/2022	Credit Agricole	500,000 EUR	$530,885	$7,973
8/9/2022	HSBC	500,000 AUD	$351,227	$7,949
8/9/2022	HSBC	175,000,000 CLP	$211,321	$(1,795)
8/9/2022	HSBC	$250,000	322,584 CAD	$(4,947)
8/9/2022	JPMorgan	$550,000	71,550,683 JPY	$(7,596)
8/9/2022	JPMorgan	$600,000	76,660,470 JPY	$2,583
8/9/2022	Morgan Stanley	1,800,000 AUD	$1,279,886	$13,149
8/9/2022	Morgan Stanley	1,000,000 NZD	826,787 CAD	$(2,587)
8/9/2022	Morgan Stanley	900,000 NZD	$579,325	$6,436
8/9/2022	Morgan Stanley	$1,200,000	1,542,273 CAD	$(18,899)
8/9/2022	Morgan Stanley	$175,000	22,525,890 JPY	$(545)
8/9/2022	State Street	$350,000	455,877 CAD	$(10,292)
Contracts Sold:
6/9/2022	Bank of America	$59,000	75,657 CAD	$812
7/12/2022	JPMorgan	$45,000	63,329 AUD	$478
8/9/2022	Bank of America	600,000 AUD	$431,441	$430
8/9/2022	Bank of America	500,000 AUD	$345,013	$(14,163)
8/9/2022	Bank of America	400,000 EUR	$424,395	$(6,691)
8/9/2022	Bank of America	250,000 GBP	$304,958	$(10,236)
8/9/2022	Bank of America	900,000 NZD	$575,202	$(10,559)
8/9/2022	Bank of America	$3,925,000	496,734,537 JPY	$(53,935)
8/9/2022	Bank of America	$350,000	44,185,631 JPY	$(5,660)
8/9/2022	BNP Paribas	$450,000	9,338,685 MXN	$17,958
8/9/2022	Citibank	$1,000,000	1,293,933 CAD	$22,629
8/9/2022	Citibank	$200,000	256,466 CAD	$2,692
8/9/2022	HSBC	100,000,000 CLP	$114,028	$(5,701)
8/9/2022	HSBC	400,000 EUR	$417,050	$(14,036)
8/9/2022	HSBC	$200,000	4,090,748 MXN	$4,986
8/9/2022	JPMorgan	1,800,000 AUD	$1,270,624	$(22,412)
8/9/2022	JPMorgan	670,000 GBP	$836,119	$(8,600)
8/9/2022	JPMorgan	$1,200,000	1,535,687 CAD	$13,694
8/9/2022	JPMorgan	$150,000	669,301 PLN	$5,228
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
8/9/2022	Morgan Stanley	600,000 AUD	$430,497	$(515)
8/9/2022	Morgan Stanley	300,000 AUD	$206,973	$(8,533)
8/9/2022	Morgan Stanley	1,000,000 NZD	832,979 CAD	$7,480
8/9/2022	State Street	330,000 GBP	$416,213	$157
8/9/2022	State Street	100,000 GBP	$124,752	$(1,325)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(65,539)
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2022, were as follows:
Emerging Markets Core Fund
Value as of 11/30/2021	$36,800,598
Purchases at Cost	$862,626
Proceeds from Sales	$(22,775,000)
Change in Unrealized Appreciation/(Depreciation)	$(12,496)
Net Realized Gain/(Loss)	$(3,041,452)
Value as of 5/31/2022	$11,834,276
Shares Held as of 5/31/2022	1,387,371
Dividend Income	$867,309
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from EMCOR. Copies of the EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
1
The cost of investments for federal tax purposes amounts to $28,352,103.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2022.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$9,375,505	$—	$9,375,505
Repurchase Agreement	—	2,135,000	—	2,135,000
Investment Company	11,834,276	—	—	11,834,276
TOTAL SECURITIES	$11,834,276	$11,500,505	$—	$23,344,781
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$199,390	$—	$199,390
Liabilities
Futures Contracts	(52,785)	—	—	(52,785)
Foreign Exchange Contracts	—	(264,929)	—	(264,929)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(52,785)	$(65,539)	$—	$(118,324)
The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CLP	—Chilean Peso
COP	—Colombian Peso
EUR	—Euro
GBP	—Great British Pound
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
MXN	—Mexican Peso
NZD	—New Zealand Dollar
PLN	—Polish Zloty
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.83	$15.59	$14.75	$14.01	$15.08	$14.48
Income From Investment Operations:
Net investment income[1]	0.27	0.62	0.51	0.53	0.54	0.47
Net realized and unrealized gain (loss)	(1.92)	(1.05)	0.83	0.81	(1.20)	0.77
TOTAL FROM INVESTMENT OPERATIONS	(1.65)	(0.43)	1.34	1.34	(0.66)	1.24
Less Distributions:
Distributions from net investment income	(0.71)	(0.33)	(0.50)	(0.60)	(0.41)	(0.64)
Net Asset Value, End of Period	$12.47	$14.83	$15.59	$14.75	$14.01	$15.08
Total Return[2]	(11.70)%	(2.90)%	9.34%	9.92%	(4.50)%	8.95%
Ratios to Average Net Assets:
Net expenses[3,4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.92%[5]	4.01%	3.49%	3.66%	3.76%	3.24%
Expense waiver/reimbursement[6]	0.65%[5]	0.49%	0.93%	1.24%	1.55%	1.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,368	$62,853	$52,037	$23,369	$18,179	$14,229
Portfolio turnover[7]	4%	53%	69%	52%	20%	55%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
See Note 5, Investment Adviser Fee and Other Transactions with Affiliates.
4
Amount does not reflect net expenses incurred by the investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2022 (unaudited)

Assets:
Investment in securities, at value including $11,834,276 of investment in an affiliated holding* (identified cost $28,038,760)		$23,344,781
Deposit at broker		22,836
Cash denominated in foreign currencies (identified cost $6,987)		7,029
Cash		155
Unrealized appreciation on foreign exchange contracts		199,390
Receivable for shares sold		107,621
Income receivable		75,645
TOTAL ASSETS		23,757,457
Liabilities:
Unrealized depreciation on foreign exchange contracts	$264,929
Payable for shares redeemed	10,696
Payable for portfolio accounting fees	68,177
Payable for variation margin on futures contracts	9,670
Payable for auditing fees	15,308
Payable to adviser (Note 5)	4,393
Payable for administrative fee (Note 5)	227
Accrued expenses (Note 5)	15,759
TOTAL LIABILITIES		389,159
Net assets for 1,874,238 shares outstanding		$23,368,298
Net Assets Consists of:
Paid-in capital		$32,962,078
Total distributable earnings (loss)		(9,593,780)
TOTAL NET ASSETS		$23,368,298
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$23,368,298 ÷ 1,874,238 shares outstanding, no par value, unlimited shares authorized		$12.47
*
  See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2022 (unaudited)

Investment Income:
Dividends received from an affiliated holding*			$867,309
Interest (net of foreign tax withheld of $1,636)			71,664
TOTAL INCOME			938,973
Expenses:
Administrative fee (Note 5)		$19,195
Custodian fees		6,527
Transfer agent fees		3,096
Directors'/Trustees' fees (Note 5)		810
Auditing fees		15,308
Legal fees		4,053
Portfolio accounting fees		69,435
Share registration costs		14,492
Printing and postage		10,173
LOC commitment fees		7,665
Miscellaneous (Notes 5)		4,663
TOTAL EXPENSES		155,417
Reimbursement of other operating expenses (Notes 2 and 5)	$(155,417)
Net expenses			—
Net investment income			938,973
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments (including realized loss of $(3,041,452) on sales of investments in an affiliated holding*) and foreign currency transactions			(4,691,154)
Net realized loss on foreign exchange contracts			(606,125)
Net realized gain on futures contracts			98,906
Net realized gain on written options			2,478
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(12,496) of investments in an affiliated holding*)			(1,570,866)
Net change in unrealized depreciation of foreign exchange contracts			139,504
Net change in unrealized depreciation of futures contracts			(45,767)
Net change in unrealized appreciation of written options			(414)
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, written options and foreign currency transactions			(6,673,438)
Change in net assets resulting from operations			$(5,734,465)
*
  See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2022	Year Ended 11/30/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$938,973	$2,742,610
Net realized gain (loss)	(5,195,895)	411,176
Net change in unrealized appreciation/depreciation	(1,477,543)	(5,077,555)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,734,465)	(1,923,769)
Distributions to Shareholders:
Distribution to shareholders	(2,996,216)	(1,580,581)
Share Transactions:
Proceeds from sale of shares	7,876,441	49,235,633
Net asset value of shares issued to shareholders in payment of distributions declared	110,582	48,888
Cost of shares redeemed	(38,741,300)	(34,963,789)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,754,277)	14,320,732
Change in net assets	(39,484,958)	10,816,382
Net Assets:
Beginning of period	62,853,256	52,036,874
End of period	$23,368,298	$62,853,256
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes International Bond Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to achieve total return on its assets, by investing primarily in foreign government and corporate bonds in both developed and emerging markets.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $155,417 is disclosed in Note 5.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $528,063 and $342,032, respectively. This is based on the contracts held as of each month-end throughout the six month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to manage currency, duration and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures and short futures contracts held by the Fund throughout the period was $907,270 and $2,007,945, respectively. This is based on amounts held as of each month-end throughout the six month fiscal period.
Semi-Annual Shareholder Report

Option Contracts
The Fund buys or sells put and call options to seek to manage currency, duration and market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2022, the Fund had no outstanding purchase and written options.
The average market value of purchased put and call options held by the Fund throughout the period was $2,517 and $135, respectively. This is based on amounts held as of each month-end throughout the six month fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $273 and $82, respectively. This is based on amounts held as of each month-end throughout the six month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$199,390	Unrealized depreciation on foreign exchange contracts	$264,929
Interest rate contracts			Payable for variation margin on futures contracts	$52,785*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$ 199,390		$317,714
*
 Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income	Purchased Options[1]	Written Option Contract	Foreign Exchange Contracts	Futures Contracts	Total
Foreign exchange contracts	$(23,809)	$2,478	$(606,125)	$—	$(627,456)
Interest rate contracts	—	—	—	98,906	98,906
TOTAL	$(23,809)	$2,478	$(606,125)	$98,906	$(528,550)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Purchased Options[2]	Written Option Contracts	Foreign Exchange Contracts	Futures Contracts	Total
Foreign exchange contracts	$(2,739)	$(414)	$139,504	$—	$136,351
Interest rate contracts	—	—	—	(45,767)	(45,767)
TOTAL	$(2,739)	$(414)	$139,504	$(45,767)	$90,584
1
 The net realized loss on Purchased Options is found within the Net realized loss on investments and foreign currency transactions on the Statement of Operations.
2
 The net change in unrealized depreciation of Purchased Options is found within the Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2022, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Foreign Exchange Contracts	$199,390	$(152,648)	$—	$46,742
TOTAL	$199,390	$(152,648)	$—	$46,742

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Foreign Exchange Contracts	$264,929	$(152,648)	$—	$112,281
TOTAL	$264,929	$(152,648)	$—	$112,281
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 5/31/2022	Year Ended 11/30/2021
Shares sold	573,083	3,167,471
Shares issued to shareholders in payment of distributions declared	7,787	3,098
Shares redeemed	(2,943,859)	(2,271,691)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,362,989)	898,878
4. FEDERAL TAX INFORMATION
At May 31, 2022, the cost of investments for federal tax purposes was $28,352,103. The net unrealized depreciation of investments for federal tax purposes was $5,125,646. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $201,002 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,326,648. The amounts presented are inclusive of derivative contracts.
As of November 30, 2021, the Fund had a capital loss carryforward of $281,940 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$64,447	$217,493	$281,940
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap-free programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-free programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired Fund Fees and Expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended May 31, 2022, the Adviser reimbursed $155,417 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2022, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund. Fees paid to FAS by the Fund were reimbursed by the Adviser.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2022, were as follows:
Purchases	$1,777,897
Sales	$31,802,668
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2022, there were no outstanding loans. During the six months ended May 31, 2022, the program was not utilized.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021, which was renewed on June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2022, the Fund had no outstanding loans. During the six months ended May 31, 2022, the Fund did not utilize the LOC.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party's actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2021	Ending Account Value 5/31/2022	Expenses Paid During Period[1]
Actual	$1,000	$883.00	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.93	$0.00
1
Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). Federated Investment Management Company, the Adviser, has contractually agreed to reimburse all operating expenses excluding extraordinary expenses and expenses allocated from affiliated holdings, incurred by the Fund. This agreement has no fixed term.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes International Bond Strategy Portfolio (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund); (5) comparative fee and expense structures,
Semi-Annual Shareholder Report

including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise,(including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes
Semi-Annual Shareholder Report

Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund outperformed its benchmark index.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
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In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Managed Pool Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes International Bond Strategy Portfolio (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the “Trust” (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record Report (Form N-PX) link associated with the Fund at FederatedInvestors.com/FundInformation. Select a product name, then click “Documents” and click on “Proxy Voting Record Report.” Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com. Select a product name, then click “Documents” and select “Form N-PORT.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes International Bond Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P308
40809 (7/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 25, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2022